Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following at (in thousands):

	September 30, 2025	December 31, 2024
Furniture and fixtures	$36	$36
Office and computer equipment	201	170
Automobiles	270	270
Leasehold improvements	20	12
Property, plant and equipment	527	488

Less: accumulated depreciation	(460)	(433)

Property, plant and equipment, net	$67	$55

Property, plant and equipment consisted of the following at December 31:

	2024	2023
Furniture and fixtures	$36	$36
Office and computer equipment	170	170
Automobiles	270	270
Leasehold improvements	12	12
Property, plant and equipment	488	488

Less: accumulated depreciation	(433)	(404)

Property, plant and equipment, net	$55	$84